SCHEDULE OF INVESTMENTS
Thornburg Investment Grade Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 24.9%
	Auto Receivables — 15.1%
	American Credit Acceptance Receivables Trust,
[a]	Series 2022-4 Class D, 8.00% due 2/15/2029	$14,689	$ 14,829
[a]	Series 2023-1 Class C, 5.59% due 4/12/2029	30	30
[a]	Series 2023-2 Class C, 5.96% due 8/13/2029	695	696
	Carvana Auto Receivables Trust,
[a]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	18,009	17,887
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	5,909	5,928
	DT Auto Owner Trust,
[a]	Series 2021-3A Class D, 1.31% due 5/17/2027	4,950	4,935
[a]	Series 2023-3A Class B, 6.07% due 3/15/2028	4,889	4,895
[a]	Enterprise Fleet Financing LLC, Series 2023-1 Class A2, 5.51% due 1/22/2029	4,260	4,266
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	4,528	4,563
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	6,462	6,479
[a]	Series 2025-2A Class A1, 4.839% due 12/15/2026	9,325	9,334
	First Investors Auto Owner Trust,
[a]	Series 2022-1A Class C, 3.13% due 5/15/2028	8,001	7,987
[a]	Series 2022-1A Class D, 3.79% due 6/15/2028	10,000	9,977
	Flagship Credit Auto Trust,
[a]	Series 2021-4 Class C, 1.96% due 12/15/2027	7,084	7,035
[a]	Series 2022-2 Class B, 4.76% due 5/17/2027	1,252	1,252
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	4,559	4,564
	GLS Auto Receivables Issuer Trust,
[a]	Series 2021-2A Class D, 1.42% due 4/15/2027	1,004	1,002
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	16,464	16,600
[a]	GLS Auto Select Receivables Trust, Series 2023-2A Class A2, 6.37% due 6/15/2028	12,291	12,345
[a]	Huntington Auto Trust, Series 2024-1A Class A3, 5.23% due 1/16/2029	21,682	21,898
[a]	LAD Auto Receivables Trust, Series 2024-3A Class A2, 4.64% due 11/15/2027	3,392	3,395
	Lobel Automobile Receivables Trust,
[a]	Series 2023-1 Class C, 8.31% due 10/16/2028	4,426	4,431
[a]	Series 2025-1 Class A, 5.06% due 11/15/2027	3,761	3,769
[a]	Octane Receivables Trust, Series 2023-1A Class A, 5.87% due 5/21/2029	75	76
[a]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	12,841	12,852
[a,b]	Oscar U.S. Funding XII LLC, Series 2021-1A Class A4, 1.00% due 4/10/2028	462	460
[a,b]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	10,200	10,120
[a]	Oscar U.S. Funding XVII LLC, Series 2024-2A Class A2, 4.63% due 12/10/2027	10,116	10,129
	Prestige Auto Receivables Trust,
[a]	Series 2021-1A Class D, 2.08% due 2/15/2028	7,995	7,914
[a]	Series 2023-1A Class D, 6.33% due 4/16/2029	11,000	11,155
[a]	Series 2023-2A Class B, 6.64% due 12/15/2027	7,348	7,366
[a]	Series 2025-1A Class A2, 4.87% due 12/15/2027	13,729	13,758
[a]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	8,000	8,004
[a]	SBNA Auto Receivables Trust, Series 2025-SF1 Class B, 5.12% due 3/17/2031	4,644	4,647
[a]	SCCU Auto Receivables Trust, Series 2024-1A Class A3, 5.11% due 6/15/2029	21,000	21,132
[a]	Toyota Lease Owner Trust, Series 2023-B Class A3, 5.66% due 11/20/2026	313	313
[a]	Veros Auto Receivables Trust, Series 2023-1 Class C, 8.32% due 11/15/2028	21,000	21,425
	Westlake Automobile Receivables Trust,
[a]	Series 2022-2A Class D, 5.48% due 9/15/2027	17,038	17,094
[a]	Series 2023-3A Class B, 5.92% due 9/15/2028	7,990	8,012
[a]	Series 2024-1A Class B, 5.55% due 11/15/2027	15,000	15,071
			337,625
	Other Asset Backed — 6.5%
[a]	ACHV ABS Trust, Series 2024-1PL Class A, 5.90% due 4/25/2031	15,124	15,203
[a]	BHG Securitization Trust, Series 2021-A Class A, 1.42% due 11/17/2033	6,749	6,707
[a]	DLLMT LLC, Series 2023-1A Class A4, 5.35% due 3/20/2031	15,000	15,153
[a]	DLLST LLC, Series 2024-1A Class A3, 5.05% due 8/20/2027	24,437	24,545
[a]	GreatAmerica Leasing Receivables Funding LLC, Series 2023-1 Class A3, 5.15% due 7/15/2027	17,811	17,909
[a]	MMAF Equipment Finance LLC, Series 2023-A Class A3, 5.54% due 12/13/2029	15,000	15,213
[a]	Mosaic Solar Loans LLC, Series 2017-1A Class A, 4.45% due 6/20/2042	12,670	12,172
[a]	Pawnee Equipment Receivables LLC, Series 2021-1 Class D, 2.75% due 7/15/2027	4,736	4,728
[a]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	3,987	3,981

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	$ 7,925	$ 7,954
[a]	Upstart Structured Pass-Through Trust, Series 2022-2A Class A, 4.25% due 6/17/2030	21,671	21,617
			145,182
	Student Loan — 3.3%
[a]	ELFI Graduate Loan Program LLC, Series 2019-A Class A, 2.54% due 3/25/2044	15,144	14,571
[a]	Navient Private Education Refi Loan Trust, Series 2019-A Class A2A, 3.42% due 1/15/2043	9,436	9,406
[a]	Navient Student Loan Trust, Series 2018-EA Class A2, 4.00% due 12/15/2059	7,123	7,117
	SMB Private Education Loan Trust,
[a]	Series 2015-C Class B, 3.50% due 9/15/2043	7,500	7,488
[a,c]	Series 2017-B Class A2B, 4.615% (TSFR1M + 0.86%) due 10/15/2035	5,957	5,953
[a]	Series 2019-A Class A2A, 3.44% due 7/15/2036	14,457	14,319
[a]	SoFi Professional Loan Program LLC, Series 2019-A Class A2FX, 3.69% due 6/15/2048	15,657	15,553
			74,407
	Total Asset Backed Securities (Cost $556,109)		557,214
	Corporate Bonds — 36.0%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
[a]	Hyundai Capital America, 5.30% due 3/19/2027	10,000	10,141
			10,141
	Commercial & Professional Services — 1.4%
	Commercial Services & Supplies — 1.4%
[a,b]	Element Fleet Management Corp., 6.319% due 12/4/2028	10,000	10,547
	UL Solutions, Inc., 6.50% due 10/20/2028	20,000	21,127
			31,674
	Consumer Staples Distribution & Retail — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
[a,b]	Alimentation Couche-Tard, Inc., 5.267% due 2/12/2034	15,000	15,352
			15,352
	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
[a]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	10,000	9,989
[a]	Energy Transfer LP, 5.625% due 5/1/2027	10,000	10,004
[a]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	10,000	10,003
	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	10,000	10,085
			40,081
	Equity Real Estate Investment Trusts (REITs) — 0.4%
	Diversified REITs — 0.4%
[a]	SBA Tower Trust, 2.328% due 7/15/2052	10,000	9,609
			9,609
	Financial Services — 1.5%
	Financial Services — 0.7%
[b]	Sumitomo Mitsui Financial Group, Inc., 4.306% due 10/16/2028	16,000	16,118
	Mortgage Real Estate Investment Trusts — 0.8%
[a]	Lineage OP LP, 5.25% due 7/15/2030	17,000	17,157
			33,275
	Food, Beverage & Tobacco — 0.9%
	Food Products — 0.9%
[a]	Mars, Inc., 4.80% due 3/1/2030	20,000	20,435
			20,435
	Health Care Equipment & Services — 0.4%
	Health Care Providers & Services — 0.4%
[a]	Highmark, Inc., 1.45% due 5/10/2026	10,000	9,888
			9,888
	Insurance — 11.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Insurance — 11.6%
[a]	American National Group, Inc., 6.144% due 6/13/2032	$10,000	$ 10,439
[a,b]	Ascot Group Ltd., 4.25% due 12/15/2030	15,000	13,909
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	10,000	9,387
[a]	CNO Global Funding, 4.875% due 12/10/2027	10,000	10,128
[a]	Corebridge Global Funding, 5.75% due 7/2/2026	12,000	12,105
[a,b]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	10,000	10,283
[a]	Equitable Financial Life Global Funding, 1.80% due 3/8/2028	12,000	11,429
	F&G Global Funding,
[a]	1.75% due 6/30/2026	2,000	1,975
[a]	2.30% due 4/11/2027	10,000	9,767
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,000	10,414
[a]	GA Global Funding Trust, 1.625% due 1/15/2026	3,000	2,997
[a,b]	Intact Financial Corp., 5.459% due 9/22/2032	15,000	15,496
	Lincoln Financial Global Funding,
[a]	4.625% due 5/28/2028	10,000	10,095
[a]	5.30% due 1/13/2030	10,000	10,337
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	10,000	10,347
[a]	New York Life Global Funding, 4.55% due 1/28/2033	17,000	16,942
[a]	NLG Global Funding, 5.40% due 1/23/2030	10,000	10,290
[a,c]	Pacific Life Global Funding II, 4.366% (SOFR + 0.62%) due 6/4/2026	10,000	10,013
[a]	Principal Life Global Funding II, 5.50% due 6/28/2028	10,000	10,312
	Protective Life Corp.,
[a]	3.40% due 1/15/2030	10,000	9,647
[a]	4.30% due 9/30/2028	10,000	10,026
[a]	Reliance Standard Life Global Funding II, 1.512% due 9/28/2026	10,000	9,796
[a]	RGA Global Funding, 5.50% due 1/11/2031	10,000	10,399
[a]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	12,000	11,997
[a]	Western-Southern Global Funding, 4.90% due 5/1/2030	10,000	10,228
			258,758
	Materials — 2.9%
	Chemicals — 0.5%
[a]	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75% due 5/15/2030	10,000	10,131
	Containers & Packaging — 2.4%
	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	20,000	20,528
[a,b]	CCL Industries, Inc., 3.05% due 6/1/2030	15,000	14,139
[a]	Graphic Packaging International LLC, 1.512% due 4/15/2026	10,000	9,907
[a]	Sealed Air Corp., 1.573% due 10/15/2026	10,000	9,786
			64,491
	Software & Services — 1.1%
	Information Technology Services — 0.4%
[a]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	10,000	9,825
	Software — 0.7%
[a]	MSCI, Inc., 4.00% due 11/15/2029	15,000	14,695
			24,520
	Technology Hardware & Equipment — 0.8%
	Electronic Equipment, Instruments & Components — 0.8%
	Avnet, Inc., 4.625% due 4/15/2026	2,000	2,000
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	15,000	15,159
			17,159
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.7%
[a]	Cox Communications, Inc., 3.35% due 9/15/2026	15,000	14,921
	Wireless Telecommunication Services — 0.5%
[a]	Crown Castle Towers LLC, 4.241% due 7/15/2048	11,000	10,964
			25,885
	Transportation — 0.7%
	Transportation Infrastructure — 0.7%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40% due 7/1/2027	15,000	15,046

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			15,046
	Utilities — 10.2%
	Electric Utilities — 8.9%
	AES Corp., 1.375% due 1/15/2026	$10,000	$ 9,985
[a]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	10,000	9,928
[a]	Cleco Power LLC, 5.30% due 1/15/2036	15,000	15,103
[a,b]	Electricite de France SA, 4.75% due 10/13/2035	15,000	14,799
[b]	Enel Americas SA, 4.00% due 10/25/2026	17,000	16,955
[a]	Evergy Missouri West, Inc., 5.65% due 6/1/2034	10,000	10,352
[a]	FirstEnergy Pennsylvania Electric Co., 5.20% due 4/1/2028	20,000	20,410
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	20,000	20,865
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	10,000	9,069
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	10,000	9,922
[a]	NorthWestern Corp., 5.073% due 3/21/2030	20,000	20,502
[a]	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	10,000	10,315
[a]	PSEG Power LLC, 5.20% due 5/15/2030	10,000	10,228
	Puget Energy, Inc., 5.725% due 3/15/2035	10,000	10,262
[a]	Trans-Allegheny Interstate Line Co., 5.00% due 1/15/2031	10,000	10,273
	Gas Utilities — 1.3%
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	20,000	19,976
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	10,000	10,566
			229,510
	Total Corporate Bonds (Cost $795,643)		805,824
	Convertible Bonds — 0.7%
	Media & Entertainment — 0.7%
	Media — 0.7%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	25,000	15,344
			15,344
	Total Convertible Bonds (Cost $16,267)		15,344
	Mortgage Backed — 30.8%
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-1 Class A1, 2.466% due 12/25/2059	17,352	16,893
[a,c]	Series 2020-R1 Class A1, 0.99% due 4/25/2053	24,038	22,711
[a,c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.962% due 10/25/2048	10,937	10,479
[a,c]	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-PS1 Class A1, 3.75% due 9/25/2042	17,634	17,224
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	15,000	15,788
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-RPL9 Class A1, 3.85% due 9/25/2057	32,142	31,704
[a,c]	Series 2019-RPL1 Class A1A, 3.65% due 7/25/2058	16,476	16,224
[a,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	17,032	16,192
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4162 Class P, 3.00% due 2/15/2033	20,959	20,583
	Federal National Mtg Assoc., Pool BZ3998, 4.88% due 6/1/2030	7,000	7,138
	Federal National Mtg Assoc., CMO REMIC,
	Series 2008-61 Class MC, 5.50% due 7/25/2038	5,294	5,510
	Series 2017-84 Class KA, 3.50% due 4/25/2053	20,506	20,351
	Series 2019-41 Class AC, 2.50% due 3/25/2053	6,026	5,731
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2 Class A3, 3.50% due 10/25/2047	28,388	25,796
[a,c]	Series 2018-2 Class A3, 4.00% due 4/25/2048	17,199	16,535
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	26,619	25,682
[a,c]	Series 2024-INV4 Class A2, 5.50% due 12/25/2054	15,855	15,939
	Government National Mtg Assoc., CMO,
	Series 2015-162 Class BE, 2.25% due 9/20/2043	11,878	11,797
	Series 2024-131 Class E, 5.00% due 2/20/2054	6,454	6,479
[a,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ3 Class A1, 3.50% due 3/25/2050	9,207	8,676
[a,c]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A3, 2.352% due 9/27/2060	14,065	13,517
[a,c]	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-2 Class A13, 3.50% due 5/25/2047	20,746	18,923
[a,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	15,000	15,096
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	19,562	19,500

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	MFA Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-NQM2 Class A3, 1.947% due 4/25/2065	$13,968	$ 13,478
[a,c]	Series 2020-NQM3 Class A2, 1.324% due 1/26/2065	30,192	28,545
	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.25% due 5/25/2062	21,200	21,069
[a,c]	Series 2019-GS1 Class A1, 2.75% due 7/25/2059	16,086	15,893
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-1A Class A1, 4.00% due 2/25/2057	17,488	17,026
[a,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	17,925	17,552
[a,c]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	15,762	14,966
[a,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2020-EXP2 Class A9, 3.00% due 5/25/2060	19,060	15,961
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2015-4 Class A1, 3.00% due 11/25/2030	15,852	15,538
[a,c]	Series 2017-CH2 Class A19, 4.00% due 12/25/2047	9,062	8,394
[a,c]	Series 2018-2 Class A1, 3.50% due 2/25/2048	23,294	21,245
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.015% (TSFR1M + 1.26%) due 5/15/2038	10,000	9,927
[a,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.486% due 4/25/2065	6,793	6,625
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-4 Class A1, 2.75% due 6/25/2057	16,076	15,742
[a,c]	Series 2017-6 Class A1, 2.75% due 10/25/2057	22,295	21,947
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	7,246	7,172
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-1 Class A2, 1.052% due 1/25/2066	21,854	19,586
[a,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	23,635	22,351
[a,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 4.00% due 4/25/2049	3,912	3,719
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2014-2 Class A3, 3.50% due 9/20/2044	9,590	9,173
	Total Mortgage Backed (Cost $687,368)		690,377
	Short-Term Investments — 6.6%
[d]	Thornburg Capital Management Fund	14,751	147,504
	Total Short-Term Investments (Cost $147,504)		147,504
	Total Investments — 99.0% (Cost $2,202,891)		$2,216,263
	Other Assets Less Liabilities — 1.0%		21,516
	Net Assets — 100.0%		$2,237,779

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $1,868,766, representing 83.51% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Grade Bond Managed Account Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Grade Bond Managed Account Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Class SMA.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	December 31, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Opening Market Value	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$136,616	$419,364	$(408,476)	$-	$-	$147,504	$1,485